Long-Term Debt - Schedule of Amounts Held in Escrow and Included in Current Restricted Cash (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Excess cash flow reserve	$ 97,126	$ 104,814
Taxes Escrow Fund [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Excess cash flow reserve	22,191	27,040
Operational and Capital Replacement Reserve [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Excess cash flow reserve	30,521	25,201
Excess Cash flow Reserve [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Excess cash flow reserve	42,251	51,919
Ground Lease Reserve Escrow [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Excess cash flow reserve	$ 2,163	$ 654